Information by segments - Sales by product (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total sales revenue	$ 71,488,512	$ 68,603,872	$ 55,954,228
Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	32,519,831	29,187,067	26,006,139
Recognition of price differential	1,785,277	3,835,533	2,229,953
Total sales revenue	34,305,108	33,022,600	28,236,092
Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	13,541,756	11,586,192	9,590,326
Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	9,373,030	7,952,852	6,990,187
Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	3,829,102	3,531,404	3,589,553
Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	2,305,543	1,885,846	1,815,754
Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	760,301	822,367	833,982
Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	544,200	335,426	275,803
Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	372,916	574,639	509,619
Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	356,857	550,479	909,871
Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services	309,353	239,410	283,799
Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	228,552	282,545	217,418
Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	190,133	270,887	167,348
Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	102,845	156,031	188,195
Services	102,845
Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	97,907	509,482	354,058
Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	507,336	489,507	280,226
Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	37,183,404	35,581,272	27,718,136
Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,085,392	1,782,194	1,223,994
Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	27,255	27,899	32,303
Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,200,668	1,268,582	1,169,101
Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	13,591	20,212	15,631
Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	28,523,596	26,898,737	21,479,063
Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	4,391,798	3,050,839	1,213,740
Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,870,929	2,053,594	1,982,408
Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(386,773)	128,404	160,772
Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	456,948	350,811	441,124
Exploration and Production [Member]
Disclosure of operating segments [line items]
Total sales revenue	52,667,990	50,372,764	36,494,934
Exploration and Production [Member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	24,526,007	23,279,898	14,840,170
Recognition of price differential	0	0	0
Total sales revenue	24,526,007	23,279,898	14,840,170
Exploration and Production [Member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	725	1,334
Exploration and Production [Member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	57,316	37,279	41,157
Exploration and Production [Member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	2,909,770	2,535,658	2,540,233
Exploration and Production [Member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	24,690	26,406	34,834
Exploration and Production [Member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	179,541	245,875	199,796
Exploration and Production [Member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	21,056,104	20,142,527	11,668,529
Exploration and Production [Member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services	169,062	103,522	140,227
Exploration and Production [Member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		156,031	188,195
Services	102,845
Exploration and Production [Member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,464	20,391	14,758
Exploration and Production [Member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	25,215	11,484	11,107
Exploration and Production [Member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	28,141,983	27,092,866	21,654,764
Exploration and Production [Member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	27,255	27,899	32,303
Exploration and Production [Member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	13,591	20,212	15,631
Exploration and Production [Member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	28,461,601	26,898,737	21,426,666
Exploration and Production [Member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Exploration and Production [Member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(386,773)	128,404	160,772
Exploration and Production [Member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	26,309	17,614	19,392
Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Total sales revenue	38,770,807	37,011,374	28,644,016
Refining and petrochemicals [Member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	27,944,164	24,687,531	20,351,058
Recognition of price differential	1,785,277	3,835,533	2,229,953
Total sales revenue	29,729,441	28,523,064	22,581,011
Refining and petrochemicals [Member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	13,573,007	11,662,476	9,588,992
Refining and petrochemicals [Member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	11,269,797	9,690,113	8,052,289
Refining and petrochemicals [Member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	51,812	36,321	41,998
Refining and petrochemicals [Member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	49,420	0	4
Refining and petrochemicals [Member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	760,301	822,367	833,982
Refining and petrochemicals [Member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	519,510	309,020	240,969
Refining and petrochemicals [Member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	193,375	329,569	309,823
Refining and petrochemicals [Member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services	232,407	190,612	179,912
Refining and petrochemicals [Member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	228,552	282,545	217,418
Refining and petrochemicals [Member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	190,133	270,887	167,348
Refining and petrochemicals [Member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Services	0
Refining and petrochemicals [Member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	96,443	489,091	339,300
Refining and petrochemicals [Member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	779,407	604,530	379,023
Refining and petrochemicals [Member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	9,041,366	8,488,310	6,063,005
Refining and petrochemicals [Member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,085,392	1,782,194	1,223,994
Refining and petrochemicals [Member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,200,668	1,268,582	1,169,101
Refining and petrochemicals [Member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	61,995	0	52,397
Refining and petrochemicals [Member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	4,391,798	3,050,839	1,213,740
Refining and petrochemicals [Member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	1,870,929	2,053,594	1,982,408
Refining and petrochemicals [Member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Refining and petrochemicals [Member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	430,584	333,101	421,365
Transportation and logistics [Member]
Disclosure of operating segments [line items]
Total sales revenue	13,070,737	11,354,167	10,598,064
Transportation and logistics [Member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	13,070,682	11,354,071	10,597,697
Recognition of price differential	0	0	0
Total sales revenue	13,070,682	11,354,071	10,597,697
Transportation and logistics [Member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	12,853,762	11,089,012	10,277,921
Transportation and logistics [Member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services	216,920	265,059	319,776
Transportation and logistics [Member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Services	0
Transportation and logistics [Member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	55	96	367
Transportation and logistics [Member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Transportation and logistics [Member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	55	96	367
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total sales revenue	(33,021,022)	(30,134,433)	(19,782,786)
Elimination of intersegment amounts [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment	(33,021,022)	(30,134,433)	(19,782,786)
Recognition of price differential	0	0	0
Total sales revenue	(33,021,022)	(30,134,433)	(19,782,786)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(31,251)	(77,009)	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(1,896,767)	(1,737,261)	(1,062,102)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Transport Service [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(9,133,788)	(7,631,208)	(6,771,523)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(653,647)	(649,812)	(724,483)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Asphats [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	(805)	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(20,699,247)	(19,592,048)	(10,758,658)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services	(309,036)	(319,783)	(356,116)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Aromatics
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Polyethylene [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other Income Gas Contracts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Services	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	(297,286)	(126,507)	(109,904)
Elimination of intersegment amounts [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods	$ 0	$ 0	$ 0